Cover	Jun. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2023
Entity File Number	001-37353
Entity Registrant Name	BIONDVAX PHARMACEUTICALS LTD.
Entity Central Index Key	0001611747
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
City Area Code	972
Local Phone Number	8-930-2529
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary Shares, each representing 400 Ordinary Shares, no par value
Title of 12(b) Security	American Depositary Shares, each representing 400 Ordinary Shares, no par value
Trading Symbol	BVXV
Security Exchange Name	NASDAQ
Ordinary Shares, no par value
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ